Financial Risk Management - Disclosure of Information About Liquidity Risk Obligations (Details) - CAD ($)	Jul. 31, 2019	Jul. 31, 2018
Statement Line Items [Line Items]
Amounts payable and other liabilities	$ 2,062
Due to related parties (note 7)	2,972,945	2,916,973
Loan payable	101,209
Total	3,076,216	2,916,973
Within One Year [Member]
Statement Line Items [Line Items]
Amounts payable and other liabilities	2,062
Due to related parties (note 7)	2,972,945	2,916,973
Loan payable	101,209
Total	3,076,216	2,916,973
One to Five Years [Member]
Statement Line Items [Line Items]
Amounts payable and other liabilities
Due to related parties (note 7)
Loan payable
Total